Basis of preparation (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Basis of preparation [Line Items]
Total non-current assets		¥ 2,421,083	¥ 1,287,137
Total current assets		849,700	1,552,329
Total assets		3,270,783	2,839,466
Total non-current liabilities		35,389	26,515
Total current liabilities		1,018,534	775,310
Total liabilities		1,053,923	801,825
Revenue		1,375,790	1,027,373	¥ 1,022,795
Revenue from discontinued operations		618,653	489,699	490,542
Net profit from continuing operations		482,110	345,799	289,534
Net profit/(loss) from discontinued operations (note 9)		(243,337)	24,205	23,058
Affiliated entities [Member]
Disclosure of Basis of preparation [Line Items]
Total non-current assets		1,127,437	988,794
Total current assets	[1]	953,518	1,172,224
Total assets		2,080,955	2,161,018
Total non-current liabilities		32,933	23,130
Total current liabilities		757,094	603,797
Total liabilities		790,027	626,927
Revenue from continuing operations		510,200	598,275	613,975
Profit before tax from continuing operations		73,612	203,817	175,911
Profit/(loss) before tax from discontinued operations (note 9)		(241,723)	24,205	23,058
Net profit from continuing operations		53,480	151,169	126,467
Net profit/(loss) from discontinued operations (note 9)		¥ (243,337)	¥ 24,205	¥ 23,058

[1]	Intercompany receivables due from the WOFE and its subsidiaries have been eliminated upon consolidation.